S-K 1602, SPAC Registered Offerings	Aug. 11, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Competitive Strengths

We believe we are well positioned to identify, evaluate, and execute a successful business combination within the manufacturing sector and other sectors. Our competitive strengths include:

•        Experienced M&A sponsor team.    Our sponsor team draws from experience from an M&A-focused company with a track record of successfully identifying, negotiating and closing transactions in the manufacturing and related industrial sectors.

•        Broad transaction network.    Through its relationships with business owners, operators, advisors, investors and industry participants, our sponsor team has access to a broad network of potential acquisition opportunities.

•        In-house execution capabilities.    Our sponsor team has in-house legal, finance, human resources and operational capabilities to support target evaluation, due diligence, transaction structuring, closing and post-combination integration.

•        Ability to manage the full transaction process.    We believe our sponsor team’s experience and internal resources will enable us to efficiently analyze opportunities, manage key workstreams and support the combined company following the completion of a business combination and after this offering.

While we believe our team has unique competitive advantages, none of our members are contractually obligated to remain with the company following a business combination. Accordingly, we cannot guarantee their continued involvement post-transaction. Despite this, we are confident that our network, experience, and strategic positioning provide a strong foundation for identifying and executing a compelling acquisition.

Acquisition Strategy and Investment Criteria

We are not limited to any specific industry or geographic region in pursuing an initial business combination; however, we intend to focus our efforts on identifying high-quality businesses in the manufacturing sector, prioritizing those located in the U.S. and those target companies serving high-growth end markets, including, but not limited to, aerospace and defense, industrial technology, and critical supply chains. For the target companies we will consider, we will assess specific criteria (as detailed below) that may influence its investment decisions.

We have identified general criteria that we believe are important in evaluating candidates for our initial business combination.

The main ambition of our management is to create the added value for our shareholders through our experience to shift the operating efficiency of the business while implementing the revenue-driven and/or profit-engagement strategies and gain the profits through acquisitions. Consistent with our strategy, we have identified the following general criteria and guidelines that we believe are essential in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we consider well-fit to do so:

General Criteria and Guidelines for Evaluating Prospective Target Businesses

Consistent with our business strategy and focus on the manufacturing sector, we have established a set of general criteria and guidelines that will serve as a framework in evaluating potential target businesses. While we may consider a business that does not meet all of these criteria, we believe that the following characteristics are generally indicative of an attractive target for our initial business combination:

•        Strong competitive position.    Businesses with durable competitive advantages, defensible market positions, proprietary processes or other barriers to entry.

•        Growth potential.    Businesses with identifiable opportunities for revenue growth, margin expansion and increased scale.

•        Experienced management team.    Businesses led by capable management teams with relevant industry experience and the ability to execute growth initiatives.

•        Intellectual property ownership and know-how.    Businesses with meaningful intellectual property, proprietary technology, specialized processes or technical expertise.

•        Attractive financial profile.    Businesses with established revenue, visibility into future demand and the potential to improve profitability.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our initial shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. These financing transactions are typically designed to ensure a return on investment to the investor in exchange for assisting the company in completing the business combination or providing sufficient liquidity to the post-combination company. The price of the shares we issue may therefore be lesser, and potentially significantly lesser, than the market price for our shares at such time. These financing transactions may be significantly dilutive to the post-combination company, and represent the type of financing risk that is not associated with traditional initial public offerings. Any such additional financing, including issuance of equity or convertible securities, may significantly dilute the interests of our public shareholders. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private units, $100,000,000 or $10 per unit ($115,000,000, if the Representative’s over-allotment option is exercised in full) will be placed into a U.S.-based trust account maintained by Equiniti acting as trustee. The funds in the trust account will be invested pursuant to the investment management trust agreement to be entered into among us and Equiniti. The remaining net proceeds of this offering and the sale of the private units will not be held in the trust account.

Except as set forth below, the proceeds held in the trust account will not be released until the earlier of: (1) the completion of our initial business combination within the required time period and (2) our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, unless and until our initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement in connection with our initial business combination.

Notwithstanding the foregoing, there will be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations. With these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account (estimated to initially be $10.00); provided, however, that in order to meet our working capital needs following the consummation of this offering if the funds not held in the trust account are insufficient, our initial shareholders, officers and directors or their affiliates may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, a certain amount of the working capital loans may be converted upon consummation of our business combination into private units at a price of $10.00 per unit. If we do not complete a business combination, the loans would be repaid out of funds not held in the trust account, and only to the extent available.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,000,000
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have 12 months from the closing of this offering to consummate our initial business combination, subject to extension for no more than two (2) three-month periods by depositing an additional $0.10 per share then outstanding for each three-month period into the trust account. If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our post-offering amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within the completion window, we will distribute the aggregate amount then on deposit in the trust account, including interest (net of taxes payable), pro rata to our public shareholders, by way of the redemption of their shares and thereafter cease all operations except for the purposes of winding up of our affairs, as further described herein.

If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our post-offering amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, our public shareholders will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (net of taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable laws. There is no limit on the number or length of extensions that we may seek. If we are unable to consummate our initial business combination within the completion window, we will, (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefor, redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (net of taxes payable and less interest to pay dissolution expenses up to $100,000) divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. In the event of our liquidation and subsequent dissolution, the rights will expire and will be worthless.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because our sponsor acquired the Class B ordinary shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of our initial business combination, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the initial shares may result in material dilution to our public shareholders due to the anti-dilution rights of our initial shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion.
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. Our sponsor, officers and directors will enter into a letter agreement with us, pursuant to which they will agree to (i) waive their redemption rights with respect to their initial shares, private shares and public shares in connection with the completion of our initial business combination; (ii) waive their redemption rights with respect to their initial shares, private shares and public shares in connection with a shareholder vote to approve an amendment to our post-offering amended and restated memorandum and articles of association (a) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity; (iii) waive their rights to liquidating distributions from the trust account with respect to their initial shares and private shares if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed time frame; and (iv) vote any initial shares and private shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination. Unlike many special purpose acquisition companies that hold shareholder votes and conduct proxy solicitations in conjunction with their initial business combinations and provide for related redemptions of public shares for cash upon completion of such initial business combinations even when a vote is not required by law, if a shareholder vote is not required by law and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our post-offering amended and restated memorandum and articles of association, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents with the SEC prior to completing our initial business combination. Our post-offering amended and restated memorandum and articles of association require these tender offer documents to contain substantially the same financial and other information about our initial business combination and the redemption rights as is required under the SEC’s proxy rules. If, however, a shareholder approval of the transaction is required by law, or we decide to obtain shareholder approval for business or other reasons, we will, like many special purpose acquisition companies, offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private units, as further described in this prospectus. The issuance of additional ordinary or preference shares to shareholders of a potential business combination target as consideration could significantly dilute the equity interest of investors in this offering. For example, if we consummate a business combination with a potential business combination target with an agreed upon consideration of $600 million assuming an all-share transaction, the shareholders of the potential business combination target would be issued 60 million shares, which would dilute the interest of our shareholders. Such dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The pro forma net tangible book value per share after the offering is calculated as follows:

	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shares	6.74	6.75	6.13	6.14	5.19	5.20	3.58	3.59	0.16	0.15
Pro forma net tangible book value after this offering and the sale of private units	6.73	6.74	6.12	6.13	5.18	5.19	3.57	3.58	0.15	0.14
Dilution to public shareholders	3.27	3.26	3.88	3.87	4.82	4.81	6.43	6.42	9.85	9.86
Percentage of dilution to public shareholders	32.7%	32.6%	38.8%	38.7%	48.2%	48.1%	64.3%	64.2%	98.5%	98.6%

Numerator:
Net tangible book deficit before this offering	$(47,194)	$(47,194)	$(47,194)	$(47,194)	$(47,194)	$(47,194)	$(47,194)	$(47,194)	$(47,194)	$(47,194)
Net proceeds from this offering and sale of the private units	100,724,830	115,724,830	100,724,830	115,724,830	100,724,830	115,724,830	100,724,830	115,724,830	100,724,830	115,724,830
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	55,741	55,741	55,741	55,741	55,741	55,741	55,741	55,741	55,741	55,741
Less: Deferred underwriting commissions	(3,500,000)	(4,025,000)	(2,625,000)	(3,018,750)	(1,750,000)	(2,012,500)	(875,000)	(1,006,250)	—	—
Less: Over-allotment liability	(89,700)	—	(89,700)	—	(89,700)	—	(89,700)	—	(89,700)	—
Less: Amounts paid for redemptions(2)	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
	$97,143,677	$111,708,377	$73,018,677	$83,964,627	$48,893,677	$56,220,877	$24,768,677	$28,477,127	$643,677	$733,377

Denominator:
Class B ordinary shares outstanding prior to this offering	4,829,998	4,829,998	4,829,998	4,829,998	4,829,998	4,829,998	4,829,998	4,829,998	4,829,998	4,829,998
Class B ordinary shares forfeited if over-allotment is not exercised	(629,998)	—	(629,998)	—	(629,998)	—	(629,998)	—	(629,998)	—
Class A ordinary shares included in the units offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Class A ordinary shares included in the private units	231,750	246,750	231,750	246,750	231,750	246,750	231,750	246,750	231,750	246,750
Less Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
	14,431,750	16,576,748	11,931,750	13,701,748	9,431,750	10,826,748	6,931,750	7,951,748	4,431,750	5,076,748

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the warrants or rights included in the units or the Private units:

As of June 30, 2026
Offering Price of $10.00	25% of Maximum Redemption (assumes 2,500,000 or 2,875,000 public shares redeemed)		50% of Maximum Redemption (assumes 5,000,000 or 5,750,000 public shares redeemed)		75% of Maximum Redemption (assumes 7,500,000 or 8,625,000 public shares redeemed)		Maximum Redemption (assumes 10,000,000 or 11,500,000 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.74	$6.13	$3.87	$5.19	$4.81	$3.58	$6.42	$0.14	$9.86

Assuming No Exercise of Over-Allotment Option
$6.73	$6.12	$3.88	$5.18	$4.82	$3.57	$6.43	$0.15	$9.85

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
NorthStrive Sponsor I LLC	$10,000 per month	Office space, administrative and shared personnel support services

	2,496,320 Class B Ordinary Shares (including up to an aggregate of 325,607 Class B ordinary shares subject to forfeiture to the extent that the Representative’s over-allotment option is not exercised in full or in part)	$24,496

NorthStrive Sponsor I LLC	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

	231,750 (or up to 246,750 units if the Representative’s over-allotment option is exercised in full) Private Units to be purchased simultaneously with the closing of this offering	$2,317,500 (or $2,467,500 if the Representative’s over-allotment option is exercised in full)

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Up to $500,000 in loans from sponsor	Repayment of loans made to us to cover offering related and organizational expenses.

Up to a certain dollar amount in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit

Working capital loans to finance transaction costs in connection with an initial business combination. Such units would be identical to the private units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Potential investors should be aware of the following potential conflicts of interest:

•        None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. Our management has pre-existing fiduciary duties and contractual obligations and may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•        Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

•        Our officers and directors undertake to vote any initial shares and private shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination. Additionally, our officers and directors will not receive distributions from the trust account with respect to any of their initial shares if we do not complete a business combination. Furthermore, our initial shareholders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our officers and directors may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

Under Cayman Islands law, directors owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. In addition, conflicts of interest may arise when our board evaluates a particular business opportunity with respect to the above-listed criteria. We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor. Furthermore, most of our officers and directors have pre-existing fiduciary obligations to other businesses of which they are officers or directors. To the extent they identify business opportunities which may be suitable for the entities to which they owe pre-existing fiduciary obligations, our officers and directors will honor those fiduciary obligations. Accordingly, it is possible they may not present opportunities to us that otherwise may be attractive to us unless the entities to which they owe pre-existing fiduciary obligations and any successors to such entities have declined to accept such opportunities.

In order to minimize potential conflicts of interest which may arise from multiple corporate affiliations, each of our officers and directors has contractually agreed, pursuant to a written agreement with us, until the earliest of a business combination, our liquidation or such time as he ceases to be an officer or director, to present to our company for our consideration, prior to presentation to any other entity, any suitable business opportunity which may reasonably be required to be presented to us, subject to any pre-existing fiduciary or contractual obligations he or she might have.

The following table summarizes the other relevant pre-existing fiduciary or contractual obligations of our officers and directors:

Name of Individual(1)	Name of Affiliated Company	Industry	Affiliation(2)
Michel Tamer	NorthStrive Companies Inc.	Investment Management and Advisory Services	Managing Director, Mergers & Acquisitions
	Quality Management Solutions, Inc.	Private Equity	Chief Executive Officer
James Dawson	GB Capital Ltd.	Accounting	Controller
Jeffrey Parry	Mystic Marine Advisors	Strategic Advisory Services	Partner
	PMGC Holdings Inc.	Holding Company	Independent Director, Chairman of Corporate Governance and Nominating Committee
George Kovalyov	Finx Group Inc.	Financial Technology	Engineering Manager
	PMGC Holdings Inc.	Holding Company	Independent Director, Independent Director, Chairman of Compensation Committee
Dane May	DePaolo & May Strategic Wealth	Investment Advisory Services	Co-Founder and Principal
Gust Kepler	Blackboxstocks, Inc.	Financial Technology	Founder and Chief Executive Officer
David Goertz	DMCL Chartered Professional Accountants	Accounting	Partner

____________

(1)      Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his obligations and the presentation by each such individual of business opportunities.

(2)      Our directors and officers owe fiduciary duties to each of the entities that they are affiliated with in accordance with the fiduciary duties owed by persons in such capacity to the entity.